UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Longview Partners (Guernsey) Limited
Address: PO Box 559
         Sarnia House, Le Truchot
         St Peter Port, Guernsey, Channel Islands  GY1 6JG

13F File Number:  028-12889

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Phil Corbet
Title:     Compliance Officer
Phone:     +44 1481 712 414

Signature, Place, and Date of Signing:

  /s/  Phil Corbet     Guernsey, Channel Islands     February 16, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    22

Form 13F Information Table Value Total:    $2,839,676 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   028-12890                     Longview Partners LP

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE PLC IRELAND          SHS CLASS A      G1151C101   149897  3611969 SH       DEFINED 01            2239069        0  1372900
AFFILIATED COMPUTER SERVICES   CL A             008190100   148061  2480506 SH       DEFINED 01            1562019        0   918487
AON CORP                       COM              037389103    56552  1475000 SH       DEFINED 01             616200        0   858800
APPLE INC                      COM              037833100      695     3300 SH       DEFINED 01               3300        0        0
AUTOZONE INC                   COM              053332102   146081   924152 SH       DEFINED 01             575396        0   348756
BANK OF AMERICA CORPORATION    COM              060505104   140070  9300827 SH       DEFINED 01            5754827        0  3546000
BANK OF NEW YORK MELLON CORP   COM              064058100   145564  5204280 SH       DEFINED 01            3226230        0  1978050
BMC SOFTWARE INC               COM              055921100   148694  3708092 SH       DEFINED 01            2283892        0  1424200
CISCO SYS INC                  COM              17275R102   146588  6123124 SH       DEFINED 01            3770575        0  2352549
COVIDIEN PLC                   SHS              G2554F105   102772  2146000 SH       DEFINED 01            1456500        0   689500
CVS CAREMARK CORPORATION       COM              126650100   128357  3984994 SH       DEFINED 01            2396466        0  1588528
FIDELITY NATL INFORMATION SV   COM              31620M106   144085  6146968 SH       DEFINED 01            3793715        0  2353253
FISERV INC                     COM              337738108   143086  2951445 SH       DEFINED 01            1845142        0  1106303
HEWLETT PACKARD CO             COM              428236103   149884  2909805 SH       DEFINED 01            1804505        0  1105300
L-3 COMMUNICATIONS HLDGS INC   COM              502424104   155696  1790636 SH       DEFINED 01            1099986        0   690650
LABORATORY CORP AMER HLDGS     COM NEW          50540R409   144067  1925001 SH       DEFINED 01            1198001        0   727000
NALCO HOLDING COMPANY          COM              62985Q101    70139  2749453 SH       DEFINED 01            1674910        0  1074543
ORACLE CORP                    COM              68389X105   152379  6211958 SH       DEFINED 01            3798528        0  2413430
PFIZER INC                     COM              717081103   146308  8043305 SH       DEFINED 01            5058705        0  2984600
THERMO FISHER SCIENTIFIC INC   COM              883556102   130437  2735109 SH       DEFINED 01            1614419        0  1120690
TYCO ELECTRONICS LTD SWITZER   SHS              H8912P106   149652  6095786 SH       DEFINED 01            3775186        0  2320600
YUM BRANDS INC                 COM              988498101   140612  4020945 SH       DEFINED 01            2481945        0  1539000